      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 23, 1999

                     REGISTRATION FILE NOS. 2-17226, 811-994

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]


                      PRE-EFFECTIVE AMENDMENT NO.       [ ]

                    POST-EFFECTIVE AMENDMENT NO. 69       [X]

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                    INVESTMENT COMPANY ACT OF 1940       [ ]

                           AMENDMENT NO. 31       [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                             BURNHAM INVESTORS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                     1325 AVENUE OF THE AMERICAS, 26TH FLOOR
                            NEW YORK, NEW YORK 10019
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (800) 874-FUND
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                 JON M. BURNHAM
                     1325 AVENUE OF THE AMERICAS, 26TH FLOOR
                            NEW YORK, NEW YORK 10019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:

                             PAMELA J. WILSON, ESQ.
                                HALE AND DORR LLP
                                 60 STATE STREET
                           BOSTON, MASSACHUSETTS 02109

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):


              [ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
                     [ ] ON (DATE) PURSUANT TO PARAGRAPH (b)
              [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)
                   [ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(1)
              [X] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)
                 [ ] ON PURSUANT TO PARAGRAPH (a)(2) OF RULE 485


THIS POST-EFFECTIVE AMENDMENT RELATES SOLELY TO BURNHAM U.S. TREASURY MONEY MARKET FUND, A SERIES OF SHARES OF THE REGISTRANT. NO INFORMATION RELATING TO ANY OTHER SERIES OF SHARES OF BURNHAM INVESTORS TRUST IS DELETED, AMENDED OR SUPERSEDED HEREBY.

October  , 1999




Prospectus

A family of mutual funds that aims to give investors the tools to build prudent investment portfolios


Burnham U.S. Treasury Money Market Fund  BURNHAM INVESTORS TRUST


As with all mutual funds, the Securities and Exchange Commission does not approve or disapprove these shares or say whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.



                                     [LOGO]
                                     Burnham
                                 INVESTORS TRUST


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL SHARES OF BURNHAM U.S. TREASURY MONEY MARKET FUND UNTIL THE AMENDMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Please read this prospectus carefully before investing.

Mutual funds are not bank accounts and are neither insured nor guaranteed by the FDIC or any other government agency. An investment in any mutual fund entails the risk of losing money.

[LOGO]

                                   Introducing
                     Burnham U.S. Treasury Money Market Fund


                                TABLE OF CONTENTS

I   THE FUND .................................................................1

    Profile of the main strategies and risks of Burnham U.S. Treasury Money
    Market Fund

    INVESTMENT ADVISER........................................................5

II  YOUR ACCOUNT .............................................................6

    Instructions and information on investing in the fund

    PURCHASE AND REDEMPTION

    HOW TO BUY SHARES ........................................................9

    HOW TO EXCHANGE AND REDEEM SHARES ........................................10

    TRANSACTION POLICIES .....................................................11

    TAX CONSIDERATIONS and DISTRIBUTIONS .....................................13

    WHERE TO GET MORE INFORMATION.....................................back cover

                                     Burnham
                           U.S. Treasury Money Market
                                      Fund


Is this fund for you?


Burnham U.S. Treasury Money Market Fund is best suited to investors who:

     Seek maximum preservation of capital, liquidity and the highest possible current income

     Are seeking stability and accessibility for investment

     Are investing for the short term

     Seeking the highest possible credit risk protection on investments


Subadviser


Reich & Tang Asset Management L.P. was formed in 1994. Reich & Tang manages discretionary money market assets, principally for institutional clients. The subadviser's investment philosophy is oriented toward the preservation of capital.


This fund's goal is non-fundamental and may be changed without shareholder approval.

GOAL AND MAIN STRATEGIES

The fund's goal is maximum current income that is consistent with maintaining liquidity and preserving capital.


The fund is managed to maintain a stable $1.00 per share price. The fund invests at least 80% of its total assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government. The fund's remaining securities will be invested in debt obligations of U.S. government agency securities backed by the full faith and credit of the U.S. government. Each security will have a remaining maturity of 13 months or less. The fund's average weighted maturity will not exceed 90 days. Its yield will go up and down with changes in short-term interest rates.


How the fund selects securities

In managing the portfolio, the subadviser looks for securities that appear to offer the best relative value based on analysis of their:



     Interest rate sensitivity

     Yield

     Price

Definition of a money market fund

A money market fund is a pool of assets investing in U.S. dollar-denominated short-term debt obligations. Because of the high degree of safety they provide, money market funds typically offer the lowest return of any type of mutual fund.


1    BURNHAM INVESTORS TRUST

An investment committee meets weekly to determine the fund's portfolio strategy based on interest rates, availability of cash, and performance. The primary function of the committee is to develop an approved list of securities that satisfy the fund's guidelines and objectives. From time to time, the fund may emphasize, or overweight, its investments in particular types of issuers or maturities to increase current yields.



MAIN RISKS



The main risk of the fund is the level of short-term interest rates. There is little risk of principal loss because the fund is managed to maintain a stable $1.00 share price. However, there is no assurance that the fund will avoid principal losses if interest rates rise sharply in an unusually short period of time. If short-term interest rates rise steeply, the prices of money market securities could fall and threaten the $1.00 share price that the fund tries to maintain.



The fund should have minimal or no credit risk because it invests in securities backed by the U.S. government, the most creditworthy issuer of fixed income securities.



In addition, the fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This may be an advantage when interest rates are rising but not when they are falling.




An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market fund yield

The fund's current yield reflects the relationship between the fund's current level of annual income and its price on a particular day.

Types of Money Market Securities.

U.S. TREASURY SECURITIES


Debt obligations, including bills, notes, bonds and other debt securities sold by the U.S. Treasury that mature in one year or less and are backed by the U.S. government.



U.S. GOVERNMENT AGENCY AND OTHER OBLIGATIONS



Debt obligations of U.S. government agencies. The fund will only invest in agency securities backed by the full faith and credit of the U.S. government.

REPURCHASE AGREEMENTS

Contracts, usually involving U.S. government securities, whereby one party sells and agrees to buy back securities at a fixed price on a designated date.



                                                     BURNHAM INVESTORS TRUST  2

PAST PERFORMANCE

No past performance data is available yet for this new fund. Next year's prospectus will provide the information here.


3    BURNHAM INVESTORS TRUST

FEES AND EXPENSES

The table below describes the fees and expenses you could expect as an investor in the fund. Shareholder Fees are one-time expenses charged directly to you. Annual Fund Operating Expenses come out of fund assets and are reflected in the fund's total return.

Fee Table


Shareholder Fees                                                      NONE
   fees paid directly from your investment
Annual Fund Operating Expenses
   expenses that are deducted from fund assets
Management fees                                                       0.40%
Distribution (12b-1) fees                                             NONE
Other expenses(1)(2)                                                  0.45%

Total Annual Fund Operating Expenses(1)                               0.85%


--------------------------------------------------------------------------------
(1) The adviser has agreed to cap the annual fund operating expenses, although it may change or drop the cap at any time.
    With the cap, actual expenses are projected to be:


Management fees                      0.30%
Distribution (12b-1) fees            NONE
Other expenses(1)                    0.45%

Net Annual Fund Operating Expenses   0.75%

(2) Based on estimated amounts for the current fiscal year.

Example

This example show what you could pay in expenses over time. To help you compare the fund's expenses with those of other funds, the example uses the same hypothetical assumptions as other mutual fund prospectuses:

     $10,000 original investment
     5% annual return
     No changes in operating expenses
     Reinvestment of all dividends and distributions


                         1 year         3 year
               ---------------------------------------
                         $  87          $  271


The figures in the example would be the same whether you sold your shares at the end of the period or kept them. Because actual return and expenses may be different, this example is for comparison purposes only.

Understanding Fund Expenses

Management Fees

Fee paid to the Investment Adviser for the supervision of the fund's investment program.

Other Expenses

Fees paid by the fund for miscellaneous items such as transfer agency, custodian, professional and registration fees.


                                                      BURNHAM INVESTORS TRUST  4

 The Investment
       Adviser

The fund's investment adviser is Burnham Asset Management Corporation, 1325 Avenue of the Americas, New York, NY 10019.

The adviser is responsible for economic research, industry and company analysis, portfolio recommendations and all investment decisions. In return for these services, the adviser receives a fee from the fund as described in the table below.



Fund                                 Fee as a % of average
                                                 daily NAV
-------------------------------------------------------------
Burnham U.S. Treasury Money Market Fund           0.40%
-------------------------------------------------------------




Total annual fund operating expenses are capped (see table below), which may reduce the adviser's fee. This cap is temporary and may be changed or dropped any time. With the cap, actual expenses are projected to be:



 Fund                      Net Annual Fund Operating Expenses
                               as a % of average daily NAV
-------------------------------------------------------------
Burnham U.S. Treasury Money Market Fund            0.75%
-------------------------------------------------------------

Burnham Investors Trust and the investment adviser intend to file an application from an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the board of trustees, to select a subadviser to serve as portfolio manager of the fund or to materially modify an existing subadviser contract without obtaining shareholder approval of a new or amended subadvisory contract.



YEAR 2000 (Y2K) COMPLIANCE

The inability of many older computer systems to recognize the year 2000 is expected to have an impact on world financial markets. The adviser has taken steps to ensure that its systems are or will be Y2K-compliant, and has also obtained assurances from its partners and vendors that they are taking similar steps. However, it is impossible to know in advance how any Y2K problems may affect the fund's operations (including its ability to calculate share prices and process redemptions) or how it may affect the performance of portfolio investments or securities markets in general.



INVESTMENT ADVISER 5

Your Account

As an investor, you have flexibility in setting up your account, making exchanges between funds and withdrawing money from your account. It is important to readthe entire section so that you will understand all of the factors thatinfluence your investment decisions.



                                                   BURNHAM INVESTORS TRUST    6

HOW TO BUY SHARES

Minimum Purchase Amount             Initial purchase     Subsequent purchases
individual retirement accounts      $50                  $50
automatic investment program        $50                  $50
all other funds and programs        $1,000               $250

These amounts may be waived or changed at the fund's discretion.


METHOD OF PURCHASE                 PROCEDURE
Mail       Open an account         Complete and sign the application form. Send a check drawn on a U.S. bank for at least the minimum amount required and make the check payable to "Burnham
                                   Investors Trust" (specify fund). Send the check and application form to the address below.

           Open an IRA             Shares of the fund are available for purchase through Individual Retirement
                                   Accounts (IRAs) and other retirement plans. An IRA application and further details about IRAs and other retirement plans are available from the Distributor by calling 1-800-874-3863 or your investment professional.

           Subsequent purchase     Send in a check for the appropriate minimum amount (or more) with your account name and number. For your convenience, you may use the deposit slip attached to your quarterly account statements.

Federal Funds
Wire       Subsequent purchase     This option is available to existing open accounts only. New accounts must complete an application form and forward payment to the address listed below.
           Wire address:           State Street Bank & Trust Co.
                                   225 Franklin Street, Boston MA
                                   ABA # 011000028
                                   DDA # 99046005
                                   Fund Acct #
                                   For credit to Burnham Investor's Trust - (specify fund)
Automatic                          You can make automatic monthly, quarterly or annual purchases (on the 5th or 15th
Investment                         day of each month) of $50 or more. To activate the automatic investment plan, complete
Program                            an account application notifying the fund. Your investment may come from your bank account or from your balance in the Burnham Money Market Fund. You may change the purchase amount or terminate the plan at any time by writing to the fund.

Electronic                         To purchase shares via electronic funds transfer, check this option
Funds Transfer                     on your account application form. Your bank must be a member of the ACH system.

Dealer                             Contact your dealer to set up your new account, purchase fund shares and make subsequent investments. Purchase orders received by your dealer and are forwarded by the dealer to the transfer agent before 4:00 p.m eastern time on any business day will receive that day's NAV. Your dealer is responsible for properly forwarding completed orders to the fund's transfer agent.

                                   Send regular mail to:     Shareholder Servicing Agent            Send Overnight Express Mail to:
                                   Burnham Investors Trust   Please call:                           Burnham Investors Trust
                                   c/o BFDS, Inc.            Boston Financial Data Services, Inc.   c/o BFDS, Inc.
                                   P.O . Box 8015             toll-free at                          66 Brooks Drive
                                   Boston, MA 02266-8015     1-800-462-2392                         Braintree, MA 02184-3839



                                                               YOUR ACCOUNT    9

HOW TO EXCHANGE AND REDEEM SHARES




By Mail: Send a letter of instruction or an endorsed stock power to Burnham Investors Trust to the address below.
                  Please be sure to specify:


                     the fund name

                     account number

                     the dollar value or number of shares you wish to sell

                  Include all necessary signatures and any
                  additional documents, as well as, a signature guarantee if
                  required (See page    for signature guarantee requirements).



By Telephone:     As long as the transaction does not require a written or
                  signature guarantee (See page   ), you or your financial
                  professional can sell shares by calling Burnham Investors
                  Trust at 1-800-462-2392. Press 1 and follow the automated menu to speak to a customer services representative. A check will be mailed to you on the following business day.


Authorized        If you invest through an authorized broker/dealer or
Broker/Dealer or  investment professional, they can sell or exchange your
Investment        shares for you. You may be charged a fee for this.
Professional


Systematic        If you have a share balance of at least $5,000, you may
Withdrawal Plans  elect to have monthly, quarterly or annual payments of a specified amount ($50 minimum) sent to you or someone you
                  designate. The fund does not charge for this service. See
                  "Systematic Withdrawal Plan" information on page   .



By Federal Funds  Confirm with Burnham Investors Trust that a wire
Wire: redemption privilege, including your bank designation, is in place on your account. Once this is established, you may place your request to sell shares from Burnham Investors Trust. Proceeds will be wired to your pre-designated bank
                  account, (See "Federal Funds Wires" on page   ).



By Exchange:      Read the prospectus of each fund before making an exchange into other funds of the trust. Call Burnham Investors Trust at 1-800-462-2392. Press 1 and follow the automated menu to speak to a customer service representative to place your exchange.


Send Overnight Express     Send Regular              Shareholder Servicing Agent
Mail to:                   Mail to:                  Please call:

Burnham Investors Trust    Burnham Investors Trust   Boston Financial Data Services
C/O BFDS, Inc.             C/O BFDS, Inc.            toll-free at
66 Brooks Drive            PO Box 8015               1-800-462-2392
Braintree, MA 02184-3839   Boston, MA 02266-8015


                                                               YOUR ACCOUNT   10







TRANSACTION POLICIES

Federal funds wires

A federal funds wire transaction must total at least $5,000. Your bank may also charge a fee to send or receive wires.

Certificates of shares

The fund does not issue share certificates.


Telephone transactions

The fund has procedures to verify that your telephone instructions are genuine. These may include asking for identifying information and recording the call. As long as the fund and its representatives take reasonable measures to verify the authenticity of calls, you will be held responsible for any losses caused by unauthorized telephone orders.




Checkwriting for Burnham U.S. Treasury Money Market Fund



You must have a Burnham U.S. Treasury Money Market Fund account before adding this service. Call your shareholder servicing agent at 1-800-462-2392 to request a Shareholder Services application to add the checkwriting feature.



Individual checks must be for $250 or more. You may not close a Burnham U.S.
Treasury Money Market Fund Account by writing a check.



Third Party Checks

Third party checks which are payable to an existing shareholder of Burnham
Investors Trust, who is a natural person (not a corporation or partnership) and endorsed over to Burnham Investors Trust or State Street Bank and Trust Company will not be accepted.

Other policies


Under certain circumstances, the fund reserves the right to:


     Suspend the offering of shares

     Reject any exchange or investment order

     Change, suspend or revoke exchange privileges

     Suspend the telephone order privilege without advance notice to shareholders

     Satisfy an order to sell fund shares with securities rather than cash, for certain large orders

     Suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

     Change its investment minimums or other requirements for buying or selling, or waive minimums and requirements for certain investors




11   BURNHAM INVESTORS TRUST





What is a signature guarantee?

A signature guarantee ensures that your signature is authentic. Most banks and financial institutions can provide you with one. Some charge a fee, but it is usually waived if you are a customer of the financial institution.

A notary public cannot provide a signature guarantee.


You will need a signature guarantee in writing to sell shares in certain cases, including:


When selling more than $25,000 worth of shares

When you want your check to be payable to someone other than the owner of record, or sent somewhere other than the address of record

When you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance



Redeeming shares

You may redeem your shares in the fund at any time. The proceeds are generally sent out on the following business day after your order is executed. There are two cases in which sales proceeds may be delayed beyond the normal processing period:

In unusual circumstances where the law allows additional time if needed

If a check you wrote to buy shares hasn't cleared by the time you sell the shares

If you think you will need to redeem shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

Exchange privilege


An exchange of shares has the same tax consequences as a redemption. The fund's general policy is that sales charges on investments entering the fund complex should be applied only once. Therefore, you may exchange shares freely between funds within the same share class. The fund reserves the right to modify this policy in the future.


Exchanges must meet the minimum initial investment requirements of the fund.

The fund may cancel the exchange privilege of any person that, in the opinion of the fund, is using market timing strategies or making more than four exchanges per owner or controlling person per calendar year.

Account balance below minimum amounts

The fund reserves the right to close your account if your balance falls below the minimum initial investment amount of $1,000. The fund will notify you and allow you 60 days to bring the account balance back up to the minimum level.
This does not apply to reduced balances caused by market losses or accounts established that do not require a minimum investment restriction.




Systematic Withdrawal Plan

A systematic withdrawal plan (SWP) is available for shareholders who maintain a share balance of at least $5,000 in fund shares, who wish to receive a specific amount of cash in amounts not less than $50 either monthly, quarterly, or annually. You may subscribe to this service by contacting your account executive, or by contacting the Distributor at (800) 874-FUND for a Shareholder
Services form.


The fund's transfer agent will redeem a sufficient number of your shares, held in book-entry form, at the net asset value at the close of business of the NYSE on or about the 20th day of each payment month. A check will be mailed to you, no later than two business days following the date the shares are redeemed.



12   BURNHAM INVESTORS TRUST







TAX CONSIDERATIONS AND DISTRIBUTIONS

The fund pays dividend and distributions as described in the table below.



Unless you notify the fund otherwise, your income and capital gains distributions from the fund will be reinvested in the fund. However, if you prefer you may receive all distributions in cash.





You may indicate your distribution choice on your application form upon purchase. Your tax liability is the same in both cases.



TYPE OF DISTRIBUTION                 DECLARED & PAID              FEDERAL TAX STATUS
-----------------------------------------------------------------------------------------
Dividends from                       declared daily
net investment income                paid monthly                 ordinary income
-----------------------------------------------------------------------------------------
Short-term capital gains
                                     at least annually            ordinary income
-----------------------------------------------------------------------------------------
Long-term capital gains
                                     at least annually            long-term capital gain
-----------------------------------------------------------------------------------------



Distributions from the fund will normally be taxable as ordinary income. The fund does not expect to make any distributions taxable as capital gain.



The fund issues Form 1099 tax information statements recording all distributions for the preceding year. These forms are mailed to shareholders and to the Internal Revenue Service each year by January 31. Any shareholder who does not supply a valid taxpayer identification number and any required certifications to the fund may be subject to federal backup withholding tax.





Redeeming or exchanging shares will not result in any gain or loss if the fund maintains a constant net asset value per share.


You should consult your tax adviser about your own particular tax situation.


Distributions are generally taxable in the year they are paid. In some cases, distributions you receive in January are taxable as if they had been paid the previous year.





                                                                 YOUR ACCOUNT 13

Retirement plans

The fund offers a number of tax-deferred plans for retirement savings:


TRADITIONAL IRAS allow money to grow tax-deferred until you take it out at retirement. Contributions may be deductible for some investors.


ROTH IRAS also offer tax-free growth. Contributions are not deductible, but withdrawals in retirement are tax-free for investors who meet certain requirements.


SEP-IRA and other types of plans are also available. Consult your tax professional to determine which type of plan may be beneficial to you.



Backup withholding

When you fill out your application form, be sure to provide your Social Security number or taxpayer ID number. Otherwise, the IRS will require the fund to withhold 31% of all dividends from the fund.



CALCULATION OF NET ASSET VALUE

The fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) on each business day as defined in the Statement of Additional Information. If the New York Stock Exchange closes early, the time for calculating the NAV and the deadline for share transactions will be accelerated to the earlier closing time.

Determination of share price

The share price is the total value of the fund's assets less its liabilities, divided by the total number of outstanding fund shares. The fund generally uses the amortized cost method of valuing portfolio securities. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund.

8    BURNHAM INVESTORS TRUST





14   BURNHAM INVESTORS TRUST

Where to Get
    More Information

ANNUAL AND QUARTERLY REPORTS

These include commentary from the fund manager on the market conditions and investment strategies that significantly affected the fund's performance, detailed performance data, a complete inventory of the fund's securities, and a report from the fund's auditor.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed disclosure on features and policies of the fund. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).

HOW TO CONTACT US

You can obtain these documents free of charge by contacting your dealer or:

        Burnham Securities, Inc.
        1325 Avenue of the Americas, 26th Floor
[LOGO]  New York, NY 10019
        1-800-874-FUND
        www.burnhamfunds.com
        info@bsibam.com

These documents are also available from the SEC:

Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549-6009
1-800-SEC-0330
www.sec.gov

Note: The SEC requires a duplicating fee for paper copies.

SEC file number: 811-994

Burnham Asset Management was founded in 1989 and today, together with Burnham Securities, Inc., manages approximately $3 billion in assets for investors.



The Burnham family of funds has recently expanded to offer greater flexibility to investors. All the funds share Burnham's fundamental philosophy of prudent investment and risk management through all phases of the economic cycle.


Only Burnham U.S. Treasury Money Market Fund is offered in this prospectus. Call shareholder services for a prospectus to read more about Burnham Fund, Burnham Dow 30 Focused Fund, Burnham Financial Services Fund and Burnham Money Market Fund.

                             BURNHAM INVESTORS TRUST

                       STATEMENT OF ADDITIONAL INFORMATION



                     BURNHAM U.S. TREASURY MONEY MARKET FUND



           October  , 1999



This Statement of Additional Information is not a prospectus. It should be read in conjunction with the fund's prospectus dated October , 1999, which is incorporated by reference herein. The information in this Statement of Additional Information expands on information contained in the prospectus. The prospectus can be obtained without charge by contacting either the dealer through whom you purchased shares or the Distributor at the phone number or address below.


                             BURNHAM SECURITIES INC.
                              PRINCIPAL DISTRIBUTOR
                    1325 Avenue of the Americas, 26th Floor,
                            New York, New York 10019
                                1-(800) 874-FUND


THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL SHARES OF BURNHAM U.S. TREASURY MONEY MARKET FUND UNTIL THE AMENDMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT
AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                TABLE OF CONTENTS


                                                                             PAGE
                                                                             ----
Burnham Investors Trust........................................................1

Investment Techniques and Related Risks .......................................1

Investment Restrictions .......................................................6

Services for Shareholders .....................................................7

Purchase and Redemption of Shares .............................................7

Net Asset Value................................................................9

Taxes.........................................................................10

Trustees and Officers of the Trust ...........................................13

Investment Management and Other Services .....................................15

Control Persons and Principal Shareholders....................................18

Shares of Beneficial Interest.................................................19

Brokerage ....................................................................20

Determination of Performance .................................................21

                             BURNHAM INVESTORS TRUST

Burnham Investors Trust (the "Trust"), 1325 Avenue of the Americas, 26th Floor, New York, New York 10019, is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust offers shares of beneficial interest (the "shares") in the following six series, each of which is a separate portfolio of investments with its own investment objective: Burnham Dow 30 Focused Fund, Burnham Fund, (previously The Burnham Fund Inc.), Burnham Financial Services Fund, Burnham Small Cap Value Fund, Burnham Money Market Fund and Burnham U.S. Treasury Money Market Fund. Information about Burnham Dow 30 Focused Fund, Burnham Fund, Burnham Financial Services Fund and Burnham Money Market Fund may be found in a separate prospectus and statement of additional information each dated May 3, 1999. The Burnham Small Cap Value Fund is currently not being offered to investors. This statement of additional information is related only to the Burnham U.S. Treasury Money Market Fund (the "Fund").


The Trust was organized as a Delaware business trust on August 20, 1998. The Trust is the surviving entity of the reorganization of The Burnham Fund, Inc. (the "Corporation"), a Maryland corporation, effected April 30, 1999. Before the reorganization, the Corporation was an open-end management investment company in operation since 1961, consisting of a single series, The Burnham Fund, Inc. Some of the information in this Statement of Additional Information relates to the Corporation before the reorganization.

                     INVESTMENT TECHNIQUES AND RELATED RISKS

References in this section to the Adviser include Burnham Asset Management Corporation and any subadviser that may be managing the Fund's portfolio.

FIXED INCOME INVESTMENTS.

General Characteristics and Risks of Fixed Income Securities. Bonds and other fixed-income securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the principal amount at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Fixed-income securities have varying degrees of quality and varying maturities.




Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities after their acquisition will not affect the cash interest payable on those securities but will be reflected in the valuations of those securities used to compute the Fund's net asset value.


Call (Prepayment) Risk and Extension Risk. Call risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life and duration of, the security. This typically happens when interest rates have declined, and the Fund will suffer from having to reinvest in lower yielding securities.



Extension risk is the risk that an issuer may pay principal on an obligation slower than expected. This typically happens when interest rates have increased. Slower than expected prepayment will have the effect of extending the average life and duration of the obligation and possibly of the Fund's fixed income portfolio.

Prepayments that are faster or slower than expected may reduce the value of the affected security.

Maturity and Duration. The effective maturity of an individual portfolio security in which the Fund invests is defined as the period remaining until the earliest date when the Fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the Fund of a put option, demand feature or tender option granted by the issuer or a third party or the payment of the principal on the stated maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity.



Duration is a measure of a debt security's price sensitivity taking into account expected cash flows and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, the Fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. The Fund may use various techniques to shorten or lengthen the option-adjusted duration of its fixed income portfolio, including the acquisition of debt obligations at premium or discount, and the use of mortgage swaps and interest rate swaps, caps, floors and collars.






U.S. Government Securities. U.S. government securities in which the fund may invest include: U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises which are supported by the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association

     (GNMA)),

     the right of the issuer to borrow from the U.S. Treasury (Federal Home Loan Banks), or the discretionary authority of the U.S. government to purchase certain obligations of the issuer Fannie Mae (Federal National Mortgage Association) and Federal Home Loan Mortgage Corporation (FHLMC)).


No assurance can be given that the U.S. government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future.

U.S. government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. government securities. The interest and principal components of stripped U.S. government securities are traded independently. The most widely recognized trading program for such securities is the Separate Trading of Registered Interest and Principal of Securities Program. U.S. Treasury inflation-indexed obligations provide a measure of protection against inflation by adjusting the principal amount for inflation. The semi-annual interest payments on these obligations are equal to a fixed percentage of the inflation-adjusted principal amount.


Agency Mortgage-Backed Securities. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.



Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

The Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.







Forward Commitments, When-Issued and Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a set price at a set date beyond customary settlement time. The Fund may engage in when-issued purchases of securities in order to obtain what is considered to be an advantageous price and yield at the time of purchase. Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis involve a risk of loss if the security to be purchased declines in value, or a security to be sold increases in value, before the settlement date. The failure of the issuer or other party to consummate the transaction may result in the Fund's losing the opportunity to obtain an advantageous price. Although the Fund usually intends to acquire the underlying securities, the Fund may dispose of such securities before settlement. For purposes of determining the Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When the Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities of any type or maturity, having a value (determined daily) at least equal to the amount of the Fund's purchase commitments.

Repurchase Agreements. The Fund may enter repurchase agreements with approved banks and broker-dealers. In a repurchase agreement, the Fund purchases securities with the understanding that they will be repurchased by the seller at a set price on a set date. This allows the Fund to keep its assets at work but retain overnight flexibility pending longer term investments.

OTHER INVESTMENT PRACTICES AND RISKS.


Lending Portfolio Securities. The Fund may lend its portfolio securities. These loans are secured by the delivery to the Fund of cash collateral, which may be invested in short-term debt securities and money market funds. The Fund may make loans only to broker-dealers who are members of the New York Stock Exchange (NYSE), or who have net capital of at least $10,000,000. Such loans will not be made against less than 100% cash collateral maintained at 100% of the market value (marked-to-market daily) of the loaned securities. Loans will be made only if the Fund can terminate the loan at any time.



When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the Fund may incur a loss or, in the event of a borrower's bankruptcy, may be delayed in, or prevented from, liquidating the collateral.


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS.

The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of the Fund's outstanding voting securities, defined in the 1940 Act as the lesser of:
(1) 67% or more of the Fund's voting securities present at a meeting if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Fund's outstanding voting securities.



1. The Fund may not borrow money or issue senior securities, except to the extent permitted by the 1940 Act.



2. Make loans to other persons, except loans of securities not exceeding one-third of the Fund's total assets, investments in debt obligations and transactions in repurchase agreements.



3. Purchase, sell or invest in real estate, but, subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business. These companies include real estate investment trusts and securities secured by real estate or interests in real estate. The Fund may hold and sell real estate acquired through default, liquidation or other distribution of an interest in real estate as a result of the Fund's ownership of securities.



4. Invest in commodities or commodity futures contracts, except for transactions in financial derivative contracts, such as forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and financial indices; and swaps, caps, floors, collars and swaptions.




5. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act 1933, as amended, when selling portfolio securities.



6. With respect to 75% of its total assets, may not invest more than 5% of its total assets in the securities of any single issuer, or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (1) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or (2) securities of other investment companies.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Fund's assets that may be invested in any security, such percentage limitation will be applied only at the time the Fund acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Fund.


                            SERVICES FOR SHAREHOLDERS

SHAREHOLDER ACCOUNTS.

When an investor initially purchases shares, an account will be opened on the books of the Trust by the transfer agent. The investor appoints the transfer agent as agent to receive all dividends and distributions and to automatically reinvest them in additional shares of the same class of shares. Distributions or dividends are reinvested at a price equal to the net asset value of these shares as of the ex-dividend date.


Shareholders who do not want automatic dividend and distribution reinvestment should check the appropriate box in item 5 of the new account application or notify the transfer agent and, ten business days after receipt of such notice, all dividends and distributions will be paid by check.


                        PURCHASE AND REDEMPTION OF SHARES

PURCHASE OF SHARES.


Shares of Burnham U.S. Treasury Money Market Fund are offered in one class only, with no sales charge. The Trustees and officers reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchases by exchange) when in their judgment the rejection is in the Fund's best interest.

REDEMPTION OF SHARES.


Investors in the Fund may redeem shares on any day the Fund is open for business--normally when the NYSE is open--using the proper procedures described below. See "Net Asset Value" for a list of the days on which the NYSE will be closed.

     1. Through The Distributor or Other Participating Dealers. If your account has been established by the Distributor or a participating dealer, contact the Distributor or your account executive at the participating dealer to assist you with your redemption. Requests received by your dealer before the close of the NYSE and transmitted to the transfer agent by its close of business that day will receive that day's net asset value per share.

     2. Regular Redemption Through Transfer Agent. Redemption requests may be sent by mail to the transfer agent will receive the net asset value of the shares being redeemed which is next determined after the request is received in "good form." "Good form" means that the request is signed in the name in which the account is registered and the signature is guaranteed by an eligible guarantor. Eligible guarantors include member firms of a national securities exchange, certain banks and savings associations and, credit unions, as defined by the Federal Deposit Insurance Act. You should verify with the transfer agent that the institution is an acceptable (eligible) guarantor before signing. The transfer agent reserves the right to request additional confirmation from guarantor institutions, on a case by case basis, to establish eligibility. A GUARANTEE FROM A NOTARY PUBLIC IS NOT ACCEPTABLE. Once you have a signature guarantee on file with the Fund, redemption requests for $25,000 or less (whether written or telephonic) which are payable to the registered owner to the legal address of record, do not require an additional signature guarantee at the time of redemption.


     3. Redemption by Telephone. Redemption requests may be made by telephone with the transfer agent for amounts of $25,000 or less if you have a signature guarantee on file with the Fund. You or your financial professional can sell shares of the Fund by calling 1-800-462-2392. Please press 1 and follow the automated menu to be connected to speak with a customer service representative of the Fund. A check will be mailed to you on the following business day.


Redemption requests by a corporation, trust fiduciary, executor or administrator (if the name and title of the individual(s) authorizing such redemption is not shown in the account registration) must be accompanied by a copy of the corporate resolution or other legal documentation appointing the authorized individual, signed and certified within the prior 60 days. You may obtain from the Distributor, the Fund or the transfer agent, forms of resolutions and other documentation which have been prepared in advance to help you comply with the Fund's procedures.

The Distributor does not charge for its services in connection with the redemption of Fund shares, but upon prior notice may charge for such services in the future. Other securities firms may charge their clients a fee for their services in effecting redemptions of the Fund's shares.

Terms of Redemptions. The amount of your redemption proceeds will be based on the net asset value per share next computed after the Distributor, the Fund or the Transfer Agent receives the redemption request in proper form. Payment for your redemption normally will be mailed to you, except as provided below. Your redemption proceeds will normally be mailed or wired the next business day after your redemption is processed. If you have purchased shares by check, the payment of your redemption proceeds may be delayed until the purchase check has cleared, which may take fifteen or more days. This potential delay can be avoided by purchasing shares with a federal funds wire or a certified check.

Beneficial owners of shares held of record in the name of the Distributor or a participating dealer may redeem their shares only through that firm. The right of redemption may be suspended or the date of payment postponed under certain emergency or extraordinary situations, such as suspension of trading on the NYSE, or when trading in the markets the Fund normally uses is restricted or an emergency exists, as determined by the Securities and Exchange Commission (the "Commission"), so that disposal of the Fund's assets or determination of its net asset value is not reasonably practicable, or for such other periods as the Commission by order may permit.

The Fund reserves the right to redeem your account if its value is less than $1,000 due to redemptions. The Fund will give the shareholder 60 days' notice to increase the account value to at least $1,000. Redemption proceeds will be mailed in accordance with the procedures described above.



Redemptions in Kind. Although the Fund would not normally do so, it has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. The Fund will value securities distributed in an in kind redemption at the same value as is used in determining NAV.


                                 NET ASSET VALUE




The Fund determines its net asset value per share (NAV) each business day at the close of regular trading (typically 4:00 p.m. eastern time) on the NYSE by dividing the Fund's net assets by the number of its shares outstanding. If the NYSE closes early, the Fund accelerates the determination of NAV to the closing time. For purposes of calculating the NAV of Fund shares, the Fund use the following procedures.






The Fund generally uses the amortized cost valuation method of valuing portfolio securities. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the Fund. The Trustees will from time to time review the extent of any deviation between the amortized cost value of the Fund's portfolio and the portfolio's net asset value as determined on the basis of available market quotations. If any deviation occurs that may result in unfairness either to new investors or existing shareholders, the Trustees will take such actions, if any, as they deem appropriate to eliminate or reduce this unfairness to the extent reasonably practicable. These actions may include selling portfolio securities before maturity to realize gains or losses or to shorten the Fund's average portfolio maturity, withholding dividends, splitting, combining or otherwise recapitalizing outstanding shares or using available market quotations to determine net asset value per share.




The NYSE is closed on the following holidays:

New Year's Day                      Good Friday                Labor Day
Martin Luther King, Jr. Day         Memorial Day               Thanksgiving Day
Presidents  Day                     Independence Day           Christmas Day

                                      TAXES


The Fund is treated as a separate entity under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Code and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to federal income tax on its investment company taxable income (i.e., all taxable income, after reduction by deductible expenses, other than its "net capital gain," which is the excess, if any, of its net long-term capital gain over its net short-term capital loss) and net capital gain which are distributed to shareholders in accordance with the timing and other requirements of the Code.



The Fund may be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by the Fund during October, November or December of the year but paid during the following January. Such distributions should be treated by shareholders under the Code as if received on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.



The Fund will not distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and, as noted above, would not be distributed to shareholders.

Distributions from the Fund's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be treated under the Code as ordinary income (if they are from the Fund's investment company taxable income) or long-term capital gain (if they are from the Fund's net capital gain and are designated by the Fund as "capital gain dividends") whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders that receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.






Upon a redemption or other disposition of shares of the Fund in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss, depending upon the difference between the redemption proceeds and the shareholder's tax basis in his shares. Generally, no gain or loss should result upon a redemption of shares of the Fund, provided that it maintains a constant net asset value per share.






Any loss realized on a redemption may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund or a substantially identical investment within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Withdrawals under the automatic withdrawal plan involve redemptions of shares, which are subject to the tax rules described above. Additionally, reinvesting pursuant to the reinvestment privilege does not eliminate the possible recognition of gain or loss upon the initial redemption of Fund shares but may require application of some of these tax rules, e.g., the wash sale rule.


Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) investments in certain U.S. government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, as well as the federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.


Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on dividends, capital gain distributions, if they fail to furnish the Fund with their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withholding.


Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, Form W-8BEN or other withholding certificate is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Funds.

The Fund may be subject to state or local taxes in any jurisdiction where the Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and an investment in the Fund may have tax consequences for shareholders different from those of a direct investment in the Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                       TRUSTEES AND OFFICERS OF THE TRUST

TRUSTEES AND OFFICERS.


The direction and supervision of the Trust is the responsibility of the Board of Trustees, which has been elected by the shareholders of the Trust. The Board establishes the Fund's policies and oversees and reviews the management of the Fund. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Fund. The Board also reviews the various services provided by the Adviser, the subadviser and the Administrator to ensure that the Fund's general investment policies and programs are being carried out and administrative services are being provided to the Fund in a satisfactory manner. The Trustees and officers of the Trust and their principal occupations during the past five years are:



---------------------------------------------------------------------------------------------
                                    POSITION(S)               PRINCIPAL OCCUPATION
      NAME, ADDRESS AND AGE        WITH THE TRUST            DURING THE PAST 5 YEARS
---------------------------------------------------------------------------------------------
I.W. BURNHAM, II* (90)             Chairman and    Honorary Chairman of the Board of Burnham
1325 Avenue of the Americas New    Trustee         Asset Management Corporation and Burnham
York, New York                                     Securities Inc.
---------------------------------------------------------------------------------------------
JON M. BURNHAM* (63)               President,      Chairman, Chief Executive Officer and
1325 Avenue of the Americas New    Chief           Director of Burnham Asset Management
York, New York                     Executive       Corporation and Burnham Securities Inc.
                                   Officer and     Son of I.W.  Burnham, II
                                   Trustee
---------------------------------------------------------------------------------------------
CLAIRE B. BENENSON (80)            Trustee         Consultant on Financial Conferences;
870 United Nations Plaza                           Trustee of Zweig Series Trust.  Trustee of
New York, New York                                 Euclid Market Neutral Fund.  Former
                                                   Trustee of Simms Global Fund
                                                   and former Director of
                                                   Financial Conferences and
                                                   Chairman, Department of
                                                   Business and Financial
                                                   Affairs, The New School for
                                                   Social Research.
---------------------------------------------------------------------------------------------
LAWRENCE N. BRANDT (72)            Trustee         Director and President of Lawrence N.
2510 Rockcreek Drive, N.W.                         Brandt, Inc. (Real Estate Development).
Washington, D.C.
---------------------------------------------------------------------------------------------
ALVIN P. GUTMAN (81)               Trustee         Chairman of the Board of Pressman-Gutman
8350 Fisher Rd.                                    Co., Inc. (textile converters).
Elkins Park, Pennsylvania
---------------------------------------------------------------------------------------------
WILLIAM W. KARATZ (73)             Trustee         Senior counsel to, and formerly a partner
100 E. 50th St.                                    in, the law firm of Winthrop, Stimson,
New York, New York                                 Putnam & Roberts
---------------------------------------------------------------------------------------------
JOHN C. MCDONALD (63)              Trustee         President of MBX Inc.
49-035 Calle Flora                                 (telecommunications).
La Quinta, CA
---------------------------------------------------------------------------------------------
DONALD B. ROMANS (68)              Trustee         President of Romans and Company (Private
233 East Wacker Drive                              Investors and Financial Consultants);
Chicago, Illinois                                  Chairman of Merlin Corp. Trustee of Zweig
                                                   Series Trust. Trustee of Euclid Market
                                                   Neutral Fund.
---------------------------------------------------------------------------------------------
ROBERT F. SHAPIRO (64)             Trustee         Vice Chairman and Partner of Klingenstein,
787 Seventh Avenue                                 Fields & Co., Inc. President of RFS &
New York, New York                                 Associates, Inc. (investment and
                                                   consulting firm). Former Chairman, New
                                                   Street Capital Corp.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
ROBERT M. SHAVICK (74)             Trustee         Legal Consultant; Member, Panel of
601 Bayport Way                                    Arbitrators, American Arbitration
Longboat Key, Florida                              Association, New York Stock Exchange,
                                                   American Stock Exchange and
                                                   National Association of
                                                   Securities Dealers, Inc.
                                                   Former Director of Florida
                                                   Business Journal, Public
                                                   Trustee-Pension Funds for
                                                   employees of the Town of
                                                   Longboat Key, Florida;
                                                   Hearing Officer, Sarasota
                                                   Manatee Airport Authority;
                                                   and Mediator, Circuit and
                                                   County Courts, Florida.
---------------------------------------------------------------------------------------------
DAVID H. SOLMS (94)                Trustee         Retired.  Former consultant to GMAC
Coventry House 7301 Coventry                       Mortgage Corporation, and former President
Avenue                                             of the Investment Adviser to GMAC Mortgage
Melrose Park, Pennsylvania.                        and Realty Trust.
---------------------------------------------------------------------------------------------
ROBERT S. WEINBERG (71)            Trustee         President of R.S. Weinberg & Associates
265 North Union Boulevard                          (management consultants) and former
St. Louis, Missouri                                Professor of Marketing Management, John
                                                   M.  Olin School of Business, Washington
                                                   University, St. Louis, Mo.
---------------------------------------------------------------------------------------------
ROBERT J. WILBUR (75)              Trustee         Former Vice President and General Manager
5141 S.E. Brandywine Way                           of the Nassau Branch of Morgan Guaranty
Stuart, Florida                                    Trust Company.
---------------------------------------------------------------------------------------------
MICHAEL E. BARNA (38)              Executive       Executive Vice President and Assistant
1325 Avenue of the Americas        Vice            Secretary of Burnham Asset Management
New York, New York.                President,      Corporation.
                                   Chief
                                   Financial
                                   Officer,
                                   Treasurer and
                                   Secretary
---------------------------------------------------------------------------------------------
RONALD M. GEFFEN (47)              Vice            Managing Director of Burnham Asset
1325 Avenue of the Americas        President       Management Corporation and Burnham
New York, New York                                 Securities Inc.
---------------------------------------------------------------------------------------------
DEBRA B. HYMAN (38)                Executive       Vice President of Burnham Asset Management
1325 Avenue of the Americas        Vice President  Corporation and Burnham Securities Inc.
New York, New York                                 Daughter of Jon M.  Burnham and
                                                   granddaughter of I.W.  Burnham, II.
---------------------------------------------------------------------------------------------
FRANK A. PASSANTINO (35)           First Vice      First Vice President of Burnham Asset Management
1325 Avenue of the Americas  New   President and   Corporation and Burnham Securities Inc.
York, New York                     Assistant
                                   Secretary
LOUIS S. ROSENTHAL (71)            Vice President  First Vice President of Prudential
1331 Barrowdale Rd                                 Securities Inc.
Rydal, Pennsylvania

GEORGE SOMMERFELD (64)             Compliance      Executive Vice President of Burnham Asset
1325 Avenue of the Americas        Officer         Management Corporation and Burnham
New York, New York                                 Securities Inc.
---------------------------------------------------------------------------------------------


*  Interested person  of the Trust as that term is defined in the 1940 Act.



COMPENSATION OF TRUSTEES AND OFFICERS.

Trustees and officers affiliated with the Distributor or the Adviser are not compensated by the Trust for their services.

The following table sets forth the compensation paid by The Burnham Fund, Inc. to its Directors during the fiscal year ended December 31, 1998:

----------------------------------------------------------------------------------------
                                         TOTAL COMPENSATION FROM THE BURNHAM FUND, INC.
NAME OF PERSON, POSITION                                PAID TO DIRECTORS*
----------------------------------------------------------------------------------------
Claire B.  Benenson, Director            $ 7,000
----------------------------------------------------------------------------------------
Lawrence N. Brandt, Director             $ 1,500
----------------------------------------------------------------------------------------
Alvin P. Gutman, Director                $ 4,500
----------------------------------------------------------------------------------------
William W.  Karatz, Director             $ 5,500
----------------------------------------------------------------------------------------
John C.  McDonald, Director              $ 5,000
----------------------------------------------------------------------------------------
Donald B.  Romans, Director              $ 7,000
----------------------------------------------------------------------------------------
Robert F.  Shapiro, Director             $ 6,500
----------------------------------------------------------------------------------------
Robert M.  Shavick, Director             $ 5,500
----------------------------------------------------------------------------------------
David H.  Solms, Director                $ 5,500
----------------------------------------------------------------------------------------
Robert S. Weinberg, Director             $ 5,500
----------------------------------------------------------------------------------------
Robert J.  Wilbur, Director              $ 5,500
----------------------------------------------------------------------------------------
TOTAL                                    $59,000
----------------------------------------------------------------------------------------


* As of December 31, 1998, there were no other investment companies in the fund complex.

                    INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT ADVISER.


Burnham Asset Management Corporation, located at 1325 Avenue of the Americas, New York, New York, was organized in 1989 and has more than $400 million in assets under management in its capacity as investment adviser to the Burnham Investors Trust, high net worth individuals and tax-exempt institutional investors.



The Fund has entered into an investment advisory contract (the "Advisory Agreement") with the Adviser, which was approved by the Funds' Board of Trustees. Pursuant to the Advisory Agreement, the Adviser will: (a) either furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, or select a subadviser to carry out this responsibility, and (b) supervise all aspects of the Fund's investment operations except those which are delegated to an administrator, custodian, transfer agent or other agent.



As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee equal on annual basis to 0.40% of the average daily net assets of the Fund.






From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by the Fund may also be held by other investment advisory clients for which the Adviser or its affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other investment advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.



Pursuant to the Advisory Agreement, the Adviser is not liable to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Trust and the Fund may use the name "Burnham" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Trust and the Fund (to the extent that they lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser.

The continuation of the Advisory Agreement and the Subadvisory Agreement, the Administration Agreement and the Distribution Agreement (discussed below), was approved by all of the Trustees. These agreements will continue in effect from year to year, provided that their continuance is approved annually in accordance with the requirements of the 1940 Act. The 1940 Act currently requires approval by both (i) the holders of a majority of the outstanding voting securities of the Trust or the Trustees, and (ii) a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. These agreements may be terminated on 60 days written notice by any party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.



In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted restrictions on personal securities trading by personnel of the Adviser and its affiliates. These restrictions are a continuation of the basic principle that the interests of the Fund and their shareholders come first.


SUBADVISER.


The Adviser has engaged the services of a subadviser to provide portfolio management services to the Fund. For its services to the Fund, the Adviser pays the subadviser a subadvisory fee expressed as an annual percentage of the Fund's average daily net assets. The Fund has no obligation to pay subadvisory fees.



------------------------------------------------------------------------------------------------------------------------------
                   SUBADVISER                   SUBADVISED FUND                             SUBADVISORY FEE (%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Reich & Tang Asset Management LP   U.S. Treasury Money Market Fund    Less than $100 million
                                                                      $100 million but less than $150 million
                                                                      $150 million or more
------------------------------------------------------------------------------------------------------------------------------






Reich & Tang Asset Management L.P. ("Reich & Tang") is the subadviser to the Burnham U.S. Treasury Money Market Fund. Reich & Tang is a Delaware limited partnership with its principal office at 600 Fifth Avenue, New York, New York 10020. Nvest Companies L.P. is the limited partner and owner of a 99.5% interest in Reich & Tang. Reich & Tang is a registered investment adviser and has been providing investment advisory services to mutual funds and other institutional clients since 1994.

ADMINISTRATOR.

Burnham Asset Management Corporation serves as administrator ("Administrator") to the Fund pursuant to an Administration Agreement. Under the Administration Agreement, the Administrator provides the Fund with office space and personnel to assist the Fund in managing its affairs. The Administrator's duties require it to supervise all aspects of the Fund's operations not related to the Fund's investments. For its services to the Fund, the Administrator is paid by the Fund at the following annual percentage of the Fund's average daily net assets:


--------------------------------------------------------------------
             AVERAGE DAILY                   ADMINISTRATION FEE
              NET ASSETS
--------------------------------------------------------------------
For amounts up to $150,000,000                          0.15%
--------------------------------------------------------------------
$150,000,000 to 300,000,000                             0.125%
--------------------------------------------------------------------
Over $300,000,000                                       0.10%
--------------------------------------------------------------------

DISTRIBUTOR.


Distribution Agreement. The Fund has a Distribution Agreement with Burnham Securities Inc. Under the Distribution Agreement, the Distributor is obligated to use its best efforts to sell shares of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with the Distributor. The Distributor accepts orders for the purchase of shares of the Fund which are continually offered at net asset value next determined.

CUSTODIAN.

Investors Fiduciary Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, serves as custodian of the Trust's securities and cash.

TRANSFER AGENT AND DIVIDEND PAYING AGENT.

State Street Bank and Trust Company, P.O. Box 8505, Boston, Massachusetts 02266-8505, is transfer and dividend paying agent for the Trust. Its compensation is based on schedules agreed on by the Trust and the transfer agent.

INDEPENDENT ACCOUNTANTS.

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, is the independent accountant for the Trust. In addition to reporting annually on the financial statements of the Trust, the accountants assist and consult with the Trust in connection with the preparation of certain filings of the Trust with the SEC.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


As of September , 1999, all outstanding shares of the Fund were owned by Burnham Asset Management Corp. Burnham Asset Management Corp. is deemed to be the control persons or principal owners of the Fund, as defined in the 1940 Act. Control persons are presumed to control the Fund for purposes of voting on matters submitted to a vote of shareholders. Principal holders own of record or beneficially 5% or more of the Fund's outstanding voting securities.

                          SHARES OF BENEFICIAL INTEREST

DESCRIPTION OF THE TRUST'S SHARES.


The Trust is a business trust organized on August 20, 1998 under Delaware law. The Trustees are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund as described in this statement of additional information as well as shares of the Burnham Dow
30 Focused Fund, Burnham Fund, Burnham Financial Services Fund, Burnham Small Cap Value Fund and Burnham Money Market Fund. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Funds, or any other series of the Trust, into one or more classes. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of a single classes of shares for the Fund as described in the prospectus.



Each share of the Fund represents an equal proportionate interest in the assets belonging to the Fund. When issued, shares are fully paid and nonassessable. In the event of liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Fund are freely transferable and have no preemptive, subscription or conversion rights.


In accordance with the provisions of the Declaration of Trust, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.


Unless otherwise required by the 1940 Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares. At any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.


Under Delaware law, shareholders of a Delaware business trust are protected from liability for acts or obligations of the Trust to the same extent as shareholders of a private, for-profit Delaware corporation. In addition, the Declaration of Trust expressly provides that the Trust has been organized under Delaware law and that the Declaration of Trust will be governed by Delaware law. It is possible that the Trust might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust's shareholders could be subject to personal liability.

To guard against this risk, the Declaration of Trust:

     contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of this disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, provides for the indemnification out of Trust or Fund property of any shareholders held personally liable for any obligations of the Trust or of the Fund and provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.


Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability with respect to the Fund is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Fund itself would be unable to meet its obligations. In the light of Delaware law, the nature of the Trust's business and the nature of its assets, the risk of personal liability to a shareholder is remote.



The Declaration of Trust further provides that the Trust will indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving the Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust or the Fund to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.


                                    BROKERAGE

Purchases and sales of portfolio securities are generally placed with broker-dealers who provide the best price (inclusive of brokerage commissions) and execution for orders. However, transactions may be allocated to broker-dealers who provide research. Also, higher fees may be paid to brokers that do not furnish research or furnish less valuable research if a good faith determination is made that the commissions paid are reasonable in relation to the value of the brokerage and research services provided. Among these services are those that brokerage houses customarily provide to institutional investors, such statistical and economic data and research reports on companies and industries.

Research services might be useful and valuable to the Adviser, the subadvisers and their affiliates in serving other clients as well as the Fund. Similarly, research services obtained by the Adviser, subadvisers or the Distributor from the placement of portfolio brokerage of other clients might be useful and of value to the Adviser or subadvisers in carrying out their obligations to the Fund.


The Fund may execute purchases and sales of portfolio securities through the Distributor if it is able to obtain the best combination of price (inclusive of brokerage commissions) and execution. The Distributor can charge the Fund commissions for these transactions, subject to review by the non-interested Trustees. The Trustees may permit payment of commissions which, though higher than the lowest available, are deemed reasonable. The Trustees have adopted procedures pursuant to Rule 17e-1 under the 1940 Act to ascertain that the brokerage commissions paid to the Distributor are reasonable.



No transactions may be effected by the Fund with the Distributor acting as principal for its own account. Over-the-counter purchases and sales normally are made with principal market makers except where, in management's opinion, better executions are available elsewhere.

                          DETERMINATION OF PERFORMANCE

TOTAL RETURN.


The Fund may quote its performance in terms of total return in communications to shareholders, or in advertising material. Total return is calculated according to the following formula:


                              P (1 + T)'pp'n = ERV

Where:

        P = a hypothetical initial payment of $1,000, T = average annual total return, and n = number of years.

In calculating the above, it is assumed that the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and all recurring fees that are charged to all shareholder accounts are included.





The Fund's performance depends on market conditions, portfolio composition and expenses. Thus, investment yields, current distributions or total returns may differ from past results, and there is no assurance that historical performance will continue.


EFFECTIVE YIELD.


The Fund's yield quotations as they appear in reports and other material distributed by the Fund or by the Distributor are calculated as prescribed by the Commission. The yield of the Fund for a 7-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent.


Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments.

The Fund's effective yield is computed by compounding the unannualized base period return by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

            Effective Yield = [(base period return + 1) 'pp'365/7] -1



None.

                             BURNHAM INVESTORS TRUST


                         Post-Effective Amendment No. 69


                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

      (a)    Agreement and Declaration of Trust, dated August 20, 1998.(2)

      (b)    By-Laws dated August 20, 1998, as amended on August 27, 1998.(2)

      (c)    None.

      (d)(1) Investment Advisory Agreement between the Registrant and Burnham Asset Management Corporation.(2)

      (d)(2) Form of Investment Subadvisory Agreement between Burnham Asset Management Corporation and Mendon Capital Advisers Corp. with respect to Burnham Financial Services Fund.(2)


      (d)(3) Investment Subadvisory Agreement between Burnham Asset
             Management Corporation and Reich & Tang Asset Management, LP with respect to Burnham Money Market Fund.(3)



      (d)(4) Form of Investment Subadvisory Agreement between Burnham Asset Management Corporation and Reich & Tang Asset Management, LP with respect to Burnham U.S. Treasury Money Market Fund.*

      (e)(1) Distribution Agreement between the Registrant and Burnham Securities Inc.(2)

      (e)(2) Specimen Selling and Service Agreement between the Registrant and _____________________.(1)

      (f)    None.


      (g)(1) Custodian Contract between the Registrant and Investor Fiduciary Trust Company.(1)


      (g)(2) Letter Agreement between the Registrant and Investors Fiduciary Trust Company.(3)


      (h)(1) Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company.(1)

      (h)(2) Letter Agreement between the Registrant and State Street Bank and Trust Company.(3)


      (h)(3) Administration Agreement between the Registrant and Burnham Asset Management Corporation.(2)


      (i)    Opinion and consent of counsel.*


      (j)    Consent of independent accountants.(3)

      (k)    Financial Statements:

             The following reports and financial statements are incorporated in Part C by reference to The Burnham's Fund's Annual Report to Shareholders for the year ended December 31, 1998 filed on February 26, 1999 (accession #0000950117-99-000388)

             Report of Independent Accountants for the year ended December 31, 1998; Statement of Net Assets at December 31, 1998, Statement of Assets and Liabilities at December 31, 1998, Statement of Operations for the year ended December 31, 1998, Statement of Changes in Net Assets for each of the two years in the period ended December 31, 1998 and Note to Financial Statements.

      (l)    None.

      (m)(1) Rule 12b-1 Plans for Class A and Class B shares of Burnham Fund, Burnham Financial Services Fund and Burnham Small Cap Value Fund.(2)

      (m)(2) Rule 12b-1 Plan for the Dow 30 Focused Fund.(2)


      (n)    Financial Data Schedule.(3)


      (o)    Rule 18f-3 Multiple Class Plan.(2)

      * Filed herewith

    (1) Incorporated by reference to post effective amendment no. 66 (File Nos. 2-17226 and 811-994) (filed April 30, 1998).

    (2) Incorporated by reference to post-effective amendment no. 67 (File Nos. 2-17266 and 811-994) (filed February 18, 1999).


    (3) Incorporated by reference to post-effective amendment no. 68 (File Nos. 2-17266 and 811-994) filed April 30, 1999).

ITEM 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

             To the knowledge of the Registrant, it does not control, is not controlled by, and is not under common control with any other person.

ITEM 25.     INDEMNIFICATION.

             Except for the Agreement and Declaration of Trust, dated August 20, 1998, establishing the Registrant as a trust under Delaware law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration of Trust provides that no trustee or officer will be indemnified against any liability of which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence of reckless disregard of such person's duties.

             Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

             The information required by this item is set forth in the Form ADV of the Registrant's investment adviser, Burnham Asset Management Corporation. The following sections of the Form ADV are incorporated herein by reference:

             (a) Items 1 and 2 of Part 2; and

                         (b) Section IV, Business Background, of each Schedule D

             The information required by this item is set forth in the Form ADV of the Registrant's investment subadvisor, Mendon Capital Advisers Corp. The following sections of the Form ADV are incorporated herein by reference:

             (a) Items 1 and 2 of Part 2; and

                         (b) Section IV, Business Background, of each Schedule D

             The information required by this item is set forth in the Form ADV of the Registrant's investment subadvisor, Reich & Tang Asset Management LP. The following sections of the Form ADV are incorporated herein by reference:

             (a) Items 1 and 2 of Part 2; and

                         (b) Section IV, Business Background, of each Schedule D

ITEM 27.     PRINCIPAL UNDERWRITERS.

             (1) Burnham Securities Inc. is the principal distributor of the Registrant's shares.

             (2) The officers and directors of the Distributor who also serve the Registrant are as follows:

Name                    Position with Distributor       Position with Registrant
----                    -------------------------       ------------------------
I.W. Burnham, II        Honorary Chairman of            Honorary Chairman of
                        the Board and Director          the Board and
                                                        Director/Trustee

Jon M. Burnham          Chairman of the Board,          President, Chief
                        Chief Executive Officer         Executive Officer and
                        and Director                    Director/Trustee

Debra B. Hyman          Vice President and              Executive Vice President
                        Director

Ronald M. Geffen        Managing Director               Vice President

Frank A. Passantino     First Vice President            Vice President and
                                                        Assistant Secretary

     The principal business address of all such persons is 1325 Avenue of the Americas, 26th Floor, New York, New York 10019.

      (3) No commissions or other compensation have been paid by the Registrant, directly or indirectly, to any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person during the last fiscal year.

ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS.

             Burnham Asset Management Corporation
             1325 Avenue of the Americas, 26th Floor
             New York, New York 10019

             Investors Fiduciary Trust Company
             801 Pennsylvania
             Kansas City, MO 64105

             First Data Investor Services Group
             3200 Horizon Drive
             P.O. Box 61503
             King of Prussia, PA  19406-0903

ITEM 29.     MANAGEMENT SERVICES.

             The Registrant has not entered into any management-related service contracts not discussed in Part A or B of this Registration Statement.

ITEM 30.     UNDERTAKINGS.

             None.

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act, as amended, the Registrant has duly caused this post-effective amendment no. 69 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, the state of New York, on the 23rd day of July, 1999.



BURNHAM INVESTORS TRUST

                                     By:   /s/ Jon M. Burnham*

                                          Jon M. Burnham
                                          President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment no. 69 to the registration statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:


  Signature                     Title                        Date
  ---------                     -----                        ----
  /s/ I.W. Burnham, II*         Chairman and Trustee         July 23, 1999
  ---------------------------
  I.W. Burnham, II

  /s/ Jon M. Bunham*            President, Chief             July 23, 1999
  ---------------------------   Executive Officer and
  Jon M. Burnham                Trustee

  /s/ Michael E. Barna          Chief Financial Officer      July 23, 1999
  ---------------------------
  Michael E. Barna

  /s/ Claire B. Benenson*       Trustee                      July 23, 1999
  ---------------------------
  Claire B. Benenson

  /s/ Alvin P. Gutman*          Trustee                      July 23, 1999
  ---------------------------
  Alvin P. Gutman

  /s/ William W. Karatz*        Trustee                      July 23, 1999
  ---------------------------
  William W. Karatz

  /s/ John C. McDonald*         Trustee                      July 23, 1999
  ---------------------------
  John C. McDonald

  /s/ Donald B. Romans*         Trustee                      July 23, 1999
  ---------------------------
  Donald B. Romans

  /s/ Robert F. Shapiro         Trustee                      July 23, 1999
  ---------------------------
  Robert F. Shapiro

  /s/ Robert M. Shavick*        Trustee                      July 23, 1999
  --------------------------
  Robert M. Shavick

  /s/ David H. Solms*           Trustee                      July 23, 1999
  --------------------------
  David H. Solms

  /s/ Robert S. Weinberg*       Trustee                      July 23, 1999
  --------------------------
  Robert S. Weinberg

  Signature                     Title                        Date
  ---------                     -----                        ----
  /s/ Robert J. Wilbur*         Trustee                      July 23, 1999
  --------------------------
  Robert J. Wilbur



  *By: /s/ Michael E. Barna

      Attorney-in-fact under powers
      of attorney previously filed.

                                  Exhibit Index

 Exhibit
 Number
 ------
 (d)(4)  Investment Subadvisory Agreement.

 (i)     Opinion of Counsel.



                          STATEMENT OF DIFFERENCES
                          ------------------------

Characters  normally expressed as superscript shall be preceded by.......   'pp'
The section symbol shall be expressed as.................................   'SS'
The service mark symbol shall be expressed as............................   'sm'